Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Basic earnings per share [abstract]
Profit after tax from continuing operations attributable to the parent	£ 1,063	£ 1,219
Profit after tax from discontinued operations attributable to the parent	65	37
Total profit after tax attributable to the parent	£ 1,128	£ 1,256
Basic earnings per share (continuing) (in GBP per share)	£ 0.288	£ 0.334	[1]
Basic earnings per share (discontinued) (in GBP per share)	0.018	0.01
Basic earnings per share (continuing and discontinued) (in GBP per share)	£ 0.306	£ 0.344	[1]
Weighted average number of shares - basic (in shares)	3,682	3,651
Diluted earnings per share [abstract]
Profit after tax from continuing operations attributable to the parent	£ 1,063	£ 1,219
Profit after tax from discontinued operations attributable to the parent	65	37
Total profit after tax attributable to the parent	£ 1,128	£ 1,256
Diluted earnings per share (continuing) (in GBP per share)	£ 0.287	£ 0.332	[1]
Diluted earnings per share (discontinued) (in GBP per share)	0.018	0.01
Diluted earnings per share (continuing and discontinued) (in GBP per share)	£ 0.305	£ 0.342	[1]
Weighted average number of shares - diluted (in shares)	3,700	3,668

[1]	Comparative amounts have been re-presented to reflect the classification of the Further Acquisition Agreement (the FAA option) as held for sale and within discontinued operations.